Common stock	12 Months Ended
Mar. 31, 2026
Text Block [Abstract]
Common stock
14. Common stock
The following table shows the changes in the number of issued shares of common stock during the fiscal years ended March 31, 2024, 2025 and 2026:

	2024	2025	2026

		(shares)
Balance at beginning of fiscal year	2,539,249,894	2,539,249,894	2,513,757,794
Cancellation of common stock	—	25,492,100	23,909,200

Balance at end of fiscal year	2,539,249,894	2,513,757,794	2,489,848,594

MHFG resolved at the meeting of Board of Directors held on February 2, 2026 to repurchase up to the lesser of 65,000,000 shares of our common stock and ¥300 billion by market purchases from November 17, 2025 to March 31, 2026. Under this share repurchase program, MHFG repurchased 47,016,600 shares of MHFG’s common stock for ¥299,999,885,700 from November 2025 to March 2026.
The Board of Directors of MHFG approved the cancellation of 47,016,600 shares of treasury stock, which took effect on April 22, 2026. See Note 33 “Subsequent events” for further details regarding the cancellation of treasury stock.